DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of debt balances
	December 31, 2018	December 31, 2017
Senior secured convertible notes	$—	$27,087
Loan payable	511	531
Seller’s notes	15,124	—
Total debt	15,635	27,618
Less: current portion of debt	15,144	20
Total long-term debt	$491	$27,598

Schedule of interest expense related to the Notes
	Year Ended December 31,
	2018	2017
Cash interest	$869	$456
PIK interest	1,912	605
Accretion (1)	2,669	382
Total interest expense	$5,450	$1,443

(1) Accretion includes amortization of the discount related to the original issue discount, warrant, conversion option and certain issuance costs allocated to convertible debt.

Schedule for reconciliation of beginning and ending balances of Notes
Notes
December 31, 2016	$—
Issuance	26,705
Accretion	382
December 31, 2017	$27,087
Accretion	2,669
Conversion to equity	(29,756)
December 31, 2018	$—

Schedule of assumptions used to fair value warrants
	November 14, 2018	December 31, 2017
Risk-free rate	2.52% - 3.01%	1.83%
Expected dividend yield	—%	—%
Expected term (in years)	0.5 - 3.0	1.36
Volatility	81% - 87%	73%

Schedule of reconciliation of beginning and ending balances of derivative liabilities
	Conversion Option	Warrants - Notes	Warrants - FLW	Total
December 31, 2016	—	—	—	—
Issuance	1,245	1,867	—	3,112
Change in fair market value of derivative liabilities	(86)	(129)	—	(215)
December 31, 2017	$1,159	$1,738	$—	$2,897
Issuance	—	—	1,423	1,423
Change in fair market value of derivative liabilities	130,923	24,975	(139)	155,759
Conversion to equity	(132,082)	(26,713)	(1,284)	(160,079)
December 31, 2018	$—	$—	$—	$—

Schedule of reconciliation of beginning and ending balances of loan payable
Loan payable
December 31, 2016	$550
Principal payments	(19)
December 31, 2017	$531
Principal payments	(20)
December 31, 2018	$511

Schedule of reconciliation of beginning and ending balances of Sellers' notes
Seller’s notes
December 31, 2017	$—
Principal additions	32,942
Principal payments	(17,818)
December 31, 2018	$15,124